INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 3,597	$ 2,846
Increases related to current year tax positions	1,054	751
Ending balance	$ 4,651	$ 3,597